CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Revenues:
Total revenues	$ 1,449,288	¥ 9,456,609	¥ 284,367
Cost of sales:
Total cost of sales	(1,211,842)	(7,907,270)	(284,462)
Gross (loss)/ income	237,446	1,549,339	(95)
Operating expenses:
Research and development	(168,560)	(1,099,857)	(1,169,140)	¥ (793,717)
Selling, general and administrative	(171,467)	(1,118,819)	(689,379)	(337,200)
Total operating expenses	(340,027)	(2,218,676)	(1,858,519)	(1,130,917)
Loss from operations	(102,581)	(669,337)	(1,858,614)	(1,130,917)
Other (expense)/income
Interest expense	(10,255)	(66,916)	(83,667)	(63,467)
Interest income	6,332	41,316	30,256	3,582
Investment income, net	32,736	213,600	49,375	68,135
Share of loss of equity method investees	(386)	(2,520)	(162,725)	(35,826)
Foreign exchange (loss)/gain, net	(1,030)	(6,719)	31,977	(3,726)
Changes in fair value of warrants and derivative liabilities	41,736	272,327	(426,425)
Others, net	4,501	29,372	1,949	(3,077)
Loss before income tax expense	(28,947)	(188,877)	(2,417,874)	(1,165,296)
Income tax benefit	(3,501)	(22,847)
Net loss from continuing operations	(25,446)	(166,030)	(2,417,874)	(1,165,296)
Net (loss)/income from discontinued operations, net of tax	2,203	14,373	(20,662)	(367,022)
Net loss	(23,243)	(151,657)	(2,438,536)	(1,532,318)
Accretion on convertible redeemable preferred shares to redemption value	(99,799)	(651,190)	(743,100)	(317,320)
Deemed dividend to preferred shareholders upon extinguishment, net (Note 23)			(217,362)
Effect of exchange rate changes on convertible redeemable preferred shares	1,665	10,862	117,391
Net loss attributable to ordinary shareholders of Li Auto Inc.	(121,377)	(791,985)	(3,281,607)	(1,849,638)
Net loss from continuing operations attributable to ordinary shareholders of Li Auto Inc	(123,580)	(806,358)	(3,260,945)	(1,482,616)
Net (loss)/income from discontinued operations attributable to ordinary shareholders	$ 2,203	¥ 14,373	¥ (20,662)	¥ (367,022)
Weighted average number of ordinary shares used in computing net loss per share
Basic and diluted | shares	870,003,278	870,003,278	255,000,000	255,000,000
Net (loss)/income per share attributable to ordinary shareholders - Basic and diluted
Continuing operations | (per share)	$ (0.14)	¥ (0.93)	¥ (12.79)	¥ (5.81)
Discontinued operations | ¥ / shares		0.02	(0.08)	(1.44)
Net loss per share | (per share)	$ (0.14)	¥ (0.91)	¥ (12.87)	¥ (7.25)
Net loss	$ (23,243)	¥ (151,657)	¥ (2,438,536)	¥ (1,532,318)
Other comprehensive income/(loss), net of tax
Foreign currency translation adjustment, net of tax	156,423	1,020,728	(2,851)	(12,954)
Total other comprehensive income/(loss), net of tax	(156,423)	(1,020,728)	2,851	12,954
Total comprehensive loss, net of tax	(179,666)	(1,172,385)	(2,435,685)	(1,519,364)
Accretion on convertible redeemable preferred shares to redemption value	(99,799)	(651,190)	(743,100)	(317,320)
Deemed dividend to preferred shareholders upon extinguishment, net (Note 23)			(217,362)
Effect of exchange rate changes on convertible redeemable preferred shares	1,665	10,862	117,391
Comprehensive loss attributable to ordinary shareholders of Li Auto Inc.	(277,800)	(1,812,713)	(3,278,756)	¥ (1,836,684)
Vehicle sales
Revenues:
Total revenues	1,422,636	9,282,703	280,967
Cost of sales:
Total cost of sales	(1,189,828)	(7,763,628)	(279,555)
Other sales and services
Revenues:
Total revenues	26,652	173,906	3,400
Cost of sales:
Total cost of sales	$ (22,014)	¥ (143,642)	¥ (4,907)